Note 24 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
24.	SUBSEQUENT EVENTS

On
March 21, 2018,
the Company completed a brokered "bought deal" public offering of
25,090,700
units at a price of
$0.425
(
CAD$0.55
) per unit for gross proceeds of
$10,663,548
(
CAD$13,799,885
). Each unit consists of
one
common share and
one
-half common share purchase warrant. Each whole warrant entitles the holder to purchase one
common share of the Company at a price of
$0.58
(
CAD$0.75
) per share until
March 21, 2020.
The broker was paid a cash commission of
$639,813
(
6%
) of the gross proceeds and received
1,505,442
compensation options. Each compensation option is exercisable into one
compensation unit of the company at a price of
$0.425
(
CAD$0.55
) per compensation option until
March 21, 2020
with each compensation unit comprising
one
common share and
one
-half compensation share purchase warrant. Each compensation share purchase warrant entitles the broker to purchase one
common share of the Company at a price of
$0.425
(
CAD$0.55
) per share until
March 21, 2020.

Subsequent to
December 31, 2017
the Company also raised
$1,131,921
from the exercise of warrants and stock options.